N-2 - USD ($) $ / shares in Units, $ in Thousands		Mar. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001281926
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Year Ended October 31,
	2024		2023		2022		2021	2020
Net asset value – Beginning of year	$22.69		$21.99		$31.37		$22.39	$23.85
Income (Loss) From Operations
Net investment income(1)	$0.53		$0.85		$0.70		$0.47	$0.36
Net realized and unrealized gain (loss)	6.41		1.50		(7.95)		10.30	0.10
Total income (loss) from operations	$6.94		$2.35		$(7.25)		$10.77	$0.46
Less Distributions
From net investment income	$(0.68)		$(0.77)		$(0.70)		$(0.85)	$(0.34)
From net realized gain	(1.22)		(0.88)		(1.45)		(0.97)	(1.60)
Total distributions	$(1.90)		$(1.65)		$(2.15)		$(1.82)	$(1.94)
Premium from common shares sold through shelf offering(1)	$—		$—		$0.02		$0.03	$0.02
Net asset value – End of year	$27.73		$22.69		$21.99		$31.37	$22.39
Market value – End of year	$25.40		$20.17		$22.24		$32.34	$19.74
Total Investment Return on Net Asset Value(2)	31.88%		11.13%		(23.80)%		49.45%	2.57%
Total Investment Return on Market Value(2)	35.89%		(2.32)%		(25.25)%		74.75%	(17.96)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$454,418		$371,810		$360,448		$503,815	$351,153
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.18%		1.22%		1.18%		1.15%	1.24%
Interest and fee expense	1.38%		1.45%		0.41%		0.14%	0.50%
Total expenses	2.56%		2.67%		1.59%		1.29%	1.74%
Net expenses	2.56	%(5)	2.67	%(5)	1.59	%(5)	1.29%	1.74%
Net investment income	1.96%		3.54%		2.63%		1.63%	1.58%
Portfolio Turnover	67%		90%		52%		29%	60%
Senior Securities:
Total amount outstanding (in 000’s)	$103,000		$103,000		$103,000		$103,000	$103,000
Asset coverage per $1,000(4)	$5,412		$4,610		$4,500		$5,891	$4,409
	Year Ended October 31,
	2019	2018	2017	2016		2015
Net asset value – Beginning of year	$22.18	$24.60	$21.79	$24.05		$26.15
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.45	$0.49	$0.82	(7)	$1.00
Net realized and unrealized gain (loss)	3.39	(0.73)	4.48	(0.92)		0.03
Total income (loss) from operations	$3.83	$(0.28)	$4.97	$(0.10)		$1.03
Less Distributions
From net investment income	$(0.41)	$(0.32)	$(0.48)	$(0.78)		$(1.00)
From net realized gain	(1.75)	(1.84)	(1.68)	(1.38)		(2.13)
Total distributions	$(2.16)	$(2.16)	$(2.16)	$(2.16)		$(3.13)
Premium from common shares sold through shelf offering(1)	$—	$0.02	$—	$—		$—
Net asset value – End of year	$23.85	$22.18	$24.60	$21.79		$24.05
Market value – End of year	$26.29	$21.69	$24.85	$20.67		$22.49
Total Investment Return on Net Asset Value(2)	18.21%	(1.50)%	23.92%	0.25%		4.80%
Total Investment Return on Market Value(2)	33.25%	(4.65)%	31.96%	1.69%		1.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$359,796	$333,771	$357,756	$316,478		$349,321
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.28%	1.27%	1.30%	1.32%		1.28%
Interest and fee expense	1.06%	0.82%	0.61%	0.39%		0.26%
Total expenses(6)	2.34%	2.09%	1.91%	1.71%		1.54%
Net investment income	1.95%	1.83%	2.10%	3.67	%(7)	4.03%
Portfolio Turnover	48%	56%	60%	63%		72%
Senior Securities:
Total notes payable outstanding (in 000’s)	$118,000	$118,000	$118,000	$118,000		$118,000
Asset coverage per $1,000 of notes payable(4)	$4,049	$3,829	$4,032	$3,682		$3,960
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.
(3)	Total expenses do not reflect amounts reimbursed and/ or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.
(7)	Net investment income per share includes special dividends, which amounted to $0.230 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.65% for the year ended October 31, 2016.

Senior Securities Amount			$ 103,000	$ 103,000	$ 103,000	$ 103,000	$ 103,000	$ 118,000	$ 118,000	$ 118,000	$ 118,000	$ 118,000
Senior Securities Coverage per Unit	[1]		$ 5,412	$ 4,610	$ 4,500	$ 5,891	$ 4,409	$ 4,049	$ 3,829	$ 4,032	$ 3,682	$ 3,960

[1]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.